Summary of Significant Accounting Policies, Advertising (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Accounting Policies [Line Items]
Advertising costs	$ 0.4	$ 0.5	$ 0.5